Earnings per Common Share	12 Months Ended
Dec. 31, 2011
Earnings per Common Share
Earnings per Common Share

11.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs (Note 9) using the treasury stock method.

	2011	2010	2009
Net (loss)/ income available to common stockholders	$(89,496)	$19,768	$28,685

Weighted average common shares outstanding	46,118,534	39,235,601	36,940,198
Dilutive effect of RSUs	—	366,077	259,989

Weighted average common shares – diluted	46,118,534	39,601,678	37,200,187

Basic earnings per common share	$(1.94)	$0.50	$0.78
Diluted earnings per common share	$(1.94)	$0.50	$0.77

For 2011, the RSU’s are considered anti-dilutive due to the loss from continuing operations which have resulted in their exclusion from the computation of diluted earnings per common share. For 2010 and 2009, there were no RSUs considered anti-dilutive; therefore, they are included in the computation of diluted earnings per common share.